Operating leases - Future minimum annual lease payments under Topic 840 (Details) ¥ in Thousands	Mar. 31, 2019 CNY (¥)
Future minimum annual lease payments under the previous lease standard (Topic 840)
2020	¥ 2,196
2021	1,832
2022	1,500
Lease liabilities	¥ 5,528